INVENTORY (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Raw Materials	$ 119,985	$ 0
Work in Progress	108,264	0
Inventory, Net	$ 228,249	$ 0